Subsequent Events (Details) - shares					6 Months Ended	12 Months Ended
	Feb. 22, 2022	Mar. 05, 2021	Mar. 04, 2021	Jan. 17, 2021	Dec. 31, 2021	Dec. 31, 2021	Apr. 13, 2021	Dec. 18, 2020	Apr. 30, 2019
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares exercised withdrawal rights				1,809,031
Proportion of ownership interest in subsidiary		82.30%	75.18%		100.00%
Special Regime for the Regularization of Obligations, Debt Payment Plan Term	96 months
Special Regime for the Regularization of Obligations, Debt Payment Plan Grace Period	6 months
Special Regime for the Regularization of Obligations, Percentage Payable in Interest Rate	50.00%
Percent of shareholders exercised their withdrawal rights				0.002%
Maximum percentage of dissenting holders exercise					10.00%	10.00%
Maximun share capital percentage		10.00%
Number of shares issued					107,281,698,561	107,281,698,561		31,195,387,525	18,729,788,686
Share capital ownership percentage		82.30%	75.18%		100.00%
Enel Colombia S. A. ESP. [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Non controlling Interest						0.14%
Enel Amricas S.A. [Member] | Enel Colombia S. A. ESP. [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proportion of ownership interest in subsidiary						57.345%
Share capital ownership percentage						57.345%
Grupo Energia Bogota S.A [Member] | Enel Colombia S. A. ESP. [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proportion of ownership interest in subsidiary						42.515%
Share capital ownership percentage						42.515%
Shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued							6,903,312,254
Shares represented by ADS shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued							705,246,850
ADS shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued							14,104,937